Related Party Balance and Transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related Party Balance and Transactions

15. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a) Mr. Chi Kin Kelvin Yeung, a director of the Company.

(b) Tak Wan Construction & Drilling Co., Limited, Mr. Shing Wai Wong (a director of the Operating Subsidiary) was a common director between April 2023 and July 2024. Mr. Shing Wai Wong ceased to be a director of Tak Wan Construction & Drilling Co., Limited effective July 2024.

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

a. Due to related parties

As of March 31, 2026 and 2025, the balances of amounts due to a related party were as follows:

	As of March 31,
	2026	2025
	USD	USD
Due to a related party
Mr. Chi Kin Kelvin Yeung (a)	39,767	157,257

Total(1)	39,767	157,257

(1)	The balance represented the advances from a director. The amount was unsecured, interest-free and repayable on demand.

Related party transactions

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Substructure service revenue from a related party
Tak Wan Construction & Drilling Co., Limited (b)	-	-	60,407
Total	-	-	60,407

Repayment to a related party
Mr. Chi Kin Kelvin Yeung (a)	103,205	6,700	230,769

Total	103,205	6,700	230,769